Earnings per share	12 Months Ended
Dec. 31, 2021
Disclosure of earning per share [Abstract]
Disclosure of earnings per share [text block]

Note 19     Earnings per share

Amounts in US$ ‘000 except for shares	2021	2020	2019
Numerator: Profit (Loss) for the year	61,127	(232,950)	57,757
Denominator: Weighted average number of shares used in basic EPS	60,901,109	60,668,185	60,217,523
Earnings (Losses) after tax per share (US$) – basic	1.00	(3.84)	0.96

Amounts in US$ ‘000 except for shares	2021	2020	2019
Weighted average number of shares used in basic EPS	60,901,109	60,668,185	60,217,523
Effect of dilutive potential common shares (a)
Stock awards at US$ 0.001	559,012	—	2,433,126
Weighted average number of common shares for the purposes of diluted earnings per shares	61,460,121	60,668,185	62,650,649
Earnings (Losses) after tax per share (US$) – diluted	0.99	(3.84)	0.92
(a)	For the year ended December 31, 2020, there were 974,159 potential shares that could have a dilutive impact. They were considered antidilutive due to negative earnings.